SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

21. SEGMENT INFORMATION

As discussed in Note 1. Organization and Operations, the Company consummated a strategic initiative to resume direct oversight of its U.S. operations. The Company has formed new joint venture with its majority-owned subsidiary, CSI Solar, by holding a 75.1% controlling stake in CS PowerTech, which operates U.S.-based manufacturing and sales of solar modules, solar cells and advanced energy storage systems. There have been no changes to the Company’s reportable segment results for prior periods to conform to the current segment presentation.

The segments are determined in accordance with the management approach under ASC280. The Company’s chief operating decision maker (“CODM”), identified as the Chief Executive Officer, regularly reviews financial performance of Manufacturing and Recurrent Energy primarily through revenues, gross profit, operating expenses, income from operations and interest by segment to assess performance and allocate resources. Intersegment transactions, such as the sale of solar modules, EPC services, and battery storage systems from Manufacturing to Recurrent Energy, are conducted on terms comparable to those with unaffiliated third parties and are eliminated in consolidation. The Company does not review balance sheet information by segment and therefore does not present segment assets and liabilities. The segment structure is evaluated regularly to ensure consistency with internal management reporting and to reflect any organizational changes or changes in how the CODM allocates resources and evaluates performance.

The following table summarizes the segment financial results for Manufacturing (formerly disclosed as CSI Solar segment) and Recurrent Energy, including revenues, gross profit, operating expenses, income (loss) from operations and interest by segment. Intersegment eliminations reflect transactions between the two segments, including sales of modules, battery energy storage products and EPC, which are eliminated in consolidation. Unallocated items represent corporate-level income and expenses not directly attributable to either segment and include corporate overhead, professional service fees, and other centralized functions.

	Year Ended December 31, 2025
			Elimination
			and
		Recurrent	Unallocated
	Manufacturing	Energy	Items	Total
Net revenues	$5,612,124	$403,620	$(420,637)	$5,595,107
Cost of revenues	4,669,608	320,166	(420,893)	4,568,881
Gross profit	942,516	83,454	256	1,026,226
Operating expenses	743,959	236,111	3,000	983,070
Income (loss) from operations	$198,557	$(152,657)	$(2,744)	$43,156
Other segment items (1)				(183,895)
Loss before income taxes and equity in losses of affiliates				$(140,739)
Supplementary information:
Interest expense	$(64,284)	$(99,114)	$(14,768)	$(178,166)
Interest income	34,794	8,678	2,582	46,054
Depreciation and amortization, included in cost of revenues and operating expenses	498,026	57,027	—	555,053

	Year Ended December 31, 2024
			Elimination
			and
		Recurrent	Unallocated
	Manufacturing	Energy	Items	Total
Net revenues	$6,460,003	$323,469	$(790,063)	$5,993,409
Cost of revenues	5,272,722	257,976	(536,608)	4,994,090
Gross profit	1,187,281	65,493	(253,455)	999,319
Operating expenses	850,499	155,573	23,328	1,029,400
Income (loss) from operations	$336,782	$(90,080)	$(276,783)	$(30,081)
Other segment items (1)				(52,221)
Loss before income taxes and equity in losses of affiliates				$(82,302)
Supplementary information:
Interest expense	$(63,698)	$(63,465)	$(10,305)	$(137,468)
Interest income	63,107	25,281	82	88,470
Depreciation and amortization, included in cost of revenues and operating expenses	463,893	37,550	—	501,443

	Year Ended December 31, 2023
			Elimination
			and
		Recurrent	Unallocated
	Manufacturing	Energy	Items	Total
Net revenues	$7,230,550	$497,653	$(114,577)	$7,613,626
Cost of revenues	6,121,332	292,926	(80,615)	6,333,643
Gross profit	1,109,218	204,727	(33,962)	1,279,983
Operating expenses	653,135	108,106	65,422	826,663
Income (loss) from operations	$456,083	$96,621	$(99,384)	$453,320
Other segment items (1)				(44,795)
Income before income taxes and equity in earnings of affiliates				$408,525
Supplementary information:
Interest expense	$(60,413)	$(46,489)	$(7,197)	$(114,099)
Interest income	43,788	7,797	36	51,621
Depreciation and amortization, included in cost of revenues and operating expenses	290,346	16,694	—	307,040
(1)	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain (loss), net and investment income, net.

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of the customers’ global or regional headquarters, as appropriate:

	Years Ended December 31,
	2023	2024	2025
The Americas:
United States	$1,485,919	$2,776,124	$2,777,463
Brazil	846,387	190,925	229,041
Others	283,839	136,726	151,732
	2,616,145	3,103,775	3,158,236
Asia:
China	2,151,243	1,220,446	710,977
Pakistan	78,203	266,082	202,962
Japan	597,188	150,727	195,090
Others	298,862	164,307	138,095
	3,125,496	1,801,562	1,247,124
Europe and other regions:
United Kingdom	144,994	185,240	355,484
Australia	128,247	115,118	347,863
Spain	445,321	221,788	141,833
Germany	291,385	198,227	91,636
South Africa	218,596	75,467	56,590
Others	643,442	292,232	196,341
	1,871,985	1,088,072	1,189,747
Total net revenues	$7,613,626	$5,993,409	$5,595,107

The following table summarizes the long-lived assets, including property, plant and equipment, solar power and battery energy storage systems, intangible assets and ROU assets, based on the major geographic location of the assets:

	December 31,	December 31,
	2024	2025
Asia Pacific	$3,162,555	$2,871,672
United States	1,405,757	1,586,046
Europe	500,229	932,317
Latin America	481,149	491,985
Others	11,466	32,785
Total long-lived assets	$5,561,156	$5,914,805

Property, plant and equipment are allocated based upon physical location. Other assets and investments are allocated based on the location of the related operations.

The following table summarizes the revenues generated from each product or service:

	Years Ended December 31,
	2023	2024	2025
Manufacturing:
Solar modules	$5,941,345	$4,281,178	$3,377,706
Battery energy storage solutions	245,173	814,604	1,370,590
Solar system kits	679,350	398,173	224,621
EPC and others	250,105	181,422	227,855
Recurrent Energy:
Solar power and battery energy storage asset sales	399,098	156,686	175,987
Power services	40,636	69,972	75,486
Revenue from electricity, battery energy storage operations and others	57,919	91,374	142,862
Total net revenues	$7,613,626	$5,993,409	$5,595,107